Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 23, 2018	Mar. 15, 2018	Mar. 15, 2018	Nov. 24, 2015	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Mar. 14, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares authorized					100,000,000	100,000,000	100,000,000			100,000,000		4,500,000	4,500,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.001	$ 0.001
Preferred stock, shares authorized					5,000,000	5,000,000	5,000,000			5,000,000		150,000	150,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.001	$ 0.001
Common stock, shares outstanding												3,333,166	999,835
Issuance of shares in acquisition of lazydays					$ 29,400
Stock option issued to purchase units								216,667
Number of option granted shares						3,687,762						283,333
Stock options exercise price per share
Stock-based compensation expense related to stock					$ 485							$ 497	$ 13
Compensation cost unrecognized												$ 1,801
Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages										2.61%
Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentages										0.00%
Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages										39.00%
PIPE Investment [Member]
Number of warrant to purchase shares of common stock		2,522,458	2,522,458
Warrants Holders [Member]
Number of warrant to purchase shares of common stock		2,000,000	2,000,000
Warrant exercise price		$ 0.01	$ 0.01
Number of warrant exercisable on cashless basis		155,000	155,000
Non-employee Directors [Member]
Stock option issued to purchase units	14,218
Purchased price of EBC units	$ 350
Fair value assumptions expected term	5 years
Placement Agent [Member]
Warrant exercise price					$ 11.50	$ 11.50	11.50			$ 11.50
Option Holders [Member]
Payments for merger related costs			$ 2,636
Number of shares issued during period merger			51,529
Share issued during period merger, value			$ 530
Common Stock [Member]
Shares issued, price per share		$ 10.29	$ 10.29
Common stock, shares outstanding		1,872,428	1,872,428
Number of shares issued for shares conversion			615,436									2,333,331
Reclassification of andina common stock previously subject to redemption, shares			472,571
Reclassification of andina common stock previously subject to redemption			$ 4,910
Issuance of shares in acquisition of lazydays, shares			2,857,189
Issuance of shares in acquisition of lazydays			$ 29,400
Number of common stock shares sold			2,653,984
Number of warrant to purchase shares of common stock				200,000
Warrant exercise price				$ 11.50
Payments for offering costs			$ 2,065
Warrant redemption price per share					0.01	0.01	0.01			0.01
Stock option issued to purchase units				57,142
Stock-based compensation expense related to stock
Common Stock [Member] | Warrants Holders [Member]
Warrant redemption price per share		$ 0.01	$ 0.01
Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share					$ 24.00	$ 24.00	$ 24.00			$ 24.00
Common Stock [Member] | Exceeds Price Point [Member] | Warrants Holders [Member]
Common stock market price per share		$ 24.00	$ 24.00
Common Stock [Member] | Unit Purchase Options [Member]
Stock option issued to purchase units				457,142
Non-Redeemable Preferred Warrants [Member]
Number of warrant to purchase shares of common stock		2,155,000	2,155,000
Warrant exercise price		$ 11.50	$ 11.50
Warrant term		5 years
Non-Redeemable Preferred Warrants [Member] | Placement Agent [Member]
Number of warrant to purchase shares of common stock		116,376	116,376
Warrant term		5 years
Non-Redeemable Preferred Warrants [Member] | Common Stock [Member]
Number of warrant to purchase shares of common stock		1,339,499	1,339,499
Warrant exercise price		$ 0.01	$ 0.01
Warrant redemption price per share		0.01	0.01
Non-Redeemable Preferred Warrants [Member] | Common Stock [Member] | Exceeds Price Point [Member]
Common stock market price per share		$ 24.00	$ 24.00
Warrant one [Member] | Common Stock [Member]
Number of warrant to purchase shares of common stock		1,630,927	1,630,927
Warrant exercise price		$ 11.50	$ 11.50
Warrant term		5 years
Proceeds from issuance of warrants		$ 34,783
Unit Purchase Options [Member]
Stock option issued to purchase units				400,000
Stock option issued to purchase units price per share				$ 10.00
Unit Purchase Options [Member] | Designees [Member]
Purchased price of EBC units				$ 100
Non-Redeemable Preferred Warrants [Member]
Number of warrant to purchase shares of common stock					1,339,499	1,339,499	1,339,499			1,339,499
Warrant exercise price					$ 0.01	$ 0.01	$ 0.01			$ 0.01
Five Year Incentive Stock Options [Member]
Purchased price of EBC units										$ 15,004
Number of option granted shares			3,573,113
Stock options exercise price per share		$ 11.10	$ 11.10
Fair value assumptions expected term										5 years
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Stock option vesting percentage			30.00%
Stock option vested price per share		13.125	$ 13.125
Fair value assumptions expected term			8 months 26 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Stock option vesting percentage			30.00%
Stock option vested price per share		17.50	$ 17.50
Fair value assumptions expected term			1 year 7 months 21 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Three [Member]
Stock option vesting percentage			30.00%
Stock option vested price per share		21.875	$ 21.875
Fair value assumptions expected term			2 years 2 months 27 days
Five Year Incentive Stock Options [Member] | Share-based Compensation Award, Tranche Four [Member]
Stock option vesting percentage			10.00%
Stock option vested price per share		35.00	$ 35.00
Fair value assumptions expected term			3 years 1 month 16 days
Five Year Incentive Stock Options [Member] | Non-employee Directors [Member]
Stock option issued to purchase units	15,123
Stock option issued to purchase units price per share	$ 10.40
Number of option granted shares			99,526
Granted stock options term			5 years
Stock options exercise price per share		$ 11.10	$ 11.10
CEO Stock Options [Member]
Number of option granted shares			1,458,414
CFO Stock Options [Member]
Number of option granted shares			583,366
Incentive Stock Options [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages										2.62%
Incentive Stock Options [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentages										0.00%
Incentive Stock Options [Member] | Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages										42.80%
Incentive Stock Options One [Member]
Fair value assumptions expected term										3 years 6 months
Incentive Stock Options One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages										2.42%
Incentive Stock Options One [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair value assumptions, measurement input, percentages										0.00%
Incentive Stock Options One [Member] | Measurement Input, Price Volatility [Member]
Fair value assumptions, measurement input, percentages										39.00%
Successor [Member]
Common stock, shares authorized					100,000,000	100,000,000	100,000,000			100,000,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized					5,000,000	5,000,000	5,000,000			5,000,000
Preferred stock, par value					$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding					8,471,608	8,471,608	8,471,608			8,471,608
Stock-based compensation expense related to stock						$ 485
Cash paid to settle the options		$ 86,741				86,741
Successor [Member] | Common Stock [Member]
Number of shares issued for shares conversion					615,436
Issuance of shares in acquisition of lazydays, shares					2,857,189
Issuance of shares in acquisition of lazydays
Stock-based compensation expense related to stock
Successor [Member] | Five Year Incentive Stock Options [Member]
Stock-based compensation expense related to stock							$ 4
Successor [Member] | Stock Option Two [Member]
Compensation cost unrecognized					$ 14,867	$ 14,867	$ 14,867			$ 14,867
Weighted average service period										1 year 7 months 13 days
Weighted average grant date fair value of awards issued										$ 4.18
Predecessor [Member]
Common stock, shares authorized												4,500,000
Common stock, par value												$ 0.001
Preferred stock, shares authorized												150,000
Preferred stock, par value												$ 0.001
Common stock, shares outstanding												3,333,166
Stock-based compensation expense related to stock									$ 140		$ 119
Cash paid to settle the options
Predecessor [Member] | Stock Option [Member]
Stock-based compensation expense related to stock										$ 140	$ 119
Distributable in Cash [Member]
Cash paid to settle the options			$ 1,500
2018 Long-Term Incentive Equity Plan [Member]
Maximum percentage on options may be issued			13.00%
Options issuable under stock price trigger			$ 8.75
2018 Long-Term Incentive Equity Plan [Member] | Increased Plan By Formula [Member]
Maximum percentage on options may be issued			18.00%